MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Principal Amount†		Value
CORPORATE BONDS: 81.4%
Aerospace/Defense: 0.2%
	Rolls-Royce PLC
EUR 600,000	0.875%, 5/9/24	$680,240

Airlines: 4.4%
	American Airlines Inc/AAdvantage Loyalty IP Ltd
325,000	5.500%, 4/20/26	339,219
	Delta Air Lines Inc
875,000	3.625%, 3/15/22	886,499
1,050,000	3.800%, 4/19/23	1,070,423
	Deutsche Lufthansa AG
EUR 1,200,000	2.875%, 2/11/25	1,400,393
EUR 700,000	3.000%, 5/29/26	812,232
	easyJet PLC
EUR 1,800,000	1.750%, 2/9/23	2,149,995
EUR 500,000	1.125%, 10/18/23	593,668
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
1,325,000	6.500%, 6/20/27	1,452,531
	Ryanair DAC
EUR 1,385,000	1.125%, 3/10/23	1,652,692
EUR 1,060,000	2.875%, 9/15/25	1,351,360
	Singapore Airlines Ltd
900,000	3.000%, 7/20/26	911,899
	Wizz Air Finance Co BV
EUR 1,300,000	1.350%, 1/19/24	1,548,999
		14,169,910
Automotive & Auto Parts: 7.2%
	FCE Bank PLC
EUR 700,000	1.134%, 2/10/22	823,858
GBP 700,000	2.727%, 6/3/22	977,771
	Ford Motor Credit Co LLC
500,000	1.276% (3 Month LIBOR USD + 1.080%), 8/3/22 [1]	495,490
1,000,000	1.429% (3 Month LIBOR USD + 1.235%), 2/15/23 [1]	990,421
600,000	3.810%, 1/9/24	619,500
EUR 555,000	3.021%, 3/6/24	679,778
650,000	3.375%, 11/13/25	661,862
	General Motors Financial Co Inc
2,500,000	5.200%, 3/20/23	2,712,146
GBP 500,000	2.250%, 9/6/24	709,880
	Harley-Davidson Financial Services Inc
EUR 500,000	0.900%, 11/19/24	596,588
	IHO Verwaltungs GmbH
EUR 900,000	3.625% Cash or 4.000% PIK, 5/15/25	1,075,915
EUR 700,000	3.750% Cash or 5.000% PIK, 9/15/26	840,389
	Jaguar Land Rover Automotive PLC
1,100,000	7.750%, 10/15/25	1,194,430
	Nemak SAB de CV
EUR 1,550,000	3.250%, 3/15/24	1,844,039
	Nissan Motor Co Ltd
1,894,000	3.043%, 9/15/23	1,982,604
1,500,000	3.522%, 9/17/25	1,589,340
1,000,000	4.345%, 9/17/27	1,087,982
	RCI Banque SA
EUR 1,700,000	0.037% (3 Month EURIBOR + 0.580%), 3/12/25 [1]	1,980,102
	ZF North America Capital Inc
EUR 1,900,000	2.750%, 4/27/23	2,318,003
		23,180,098
Banking: 22.3%
	Abanca Corp Bancaria SA
EUR 500,000	4.625% (5 Year Swap Rate EUR + 5.014%), 4/7/30 [1,4]	624,093
	ABN AMRO Bank NV
4,000,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,4]	4,233,913
	AIB Group PLC
EUR 1,700,000	1.875% (5 Year Swap Rate EUR + 2.150%), 11/19/29 [1,4]	2,027,701
	Banco Comercial Portugues SA
EUR 600,000	3.871% (5 Year Swap Rate EUR + 4.231%), 3/27/30 [1,4]	675,221
	Banco de Sabadell SA
EUR 500,000	1.750%, 5/10/24	604,361
EUR 1,500,000	5.375% (5 Year Swap Rate EUR + 5.100%), 12/12/28 [1,4]	1,920,669
EUR 900,000	2.500% (5 Year Swap Rate EUR + 2.950%), 4/15/31 [1,4]	1,047,518
	Bank of Ireland Group PLC
GBP 800,000	3.125% (5 Year UK GILT Rate + 2.700%), 9/19/27 [1,4]	1,125,146
1,890,000	4.125% (5 Year CMT Rate + 2.500%), 9/19/27 [1,4]	1,934,207
	Barclays PLC
EUR 1,060,000	1.125% (5 Year Swap Rate EUR + 1.550%), 3/22/31 [1,4]	1,244,291
	BBVA Bancomer SA
250,000	6.750%, 9/30/22	269,325
150,000	4.375%, 4/10/24	163,278
	BNP Paribas SA
EUR 450,000	2.625% (5 Year Swap Rate EUR + 1.830%), 10/14/27 [1,4]	547,318
	Caixa Geral de Depositos SA
EUR 1,200,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [1,4]	1,543,499
	CaixaBank SA
EUR 3,000,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [1,4]	3,672,937
	Commerzbank AG
500,000	8.125%, 9/19/23	572,284
EUR 1,200,000	4.000% (5 Year Swap Rate EUR + 4.350%), 12/5/30 [1,4]	1,537,415
	Cooperatieve Rabobank UA
3,800,000	4.000% (5 Year Swap Rate USD + 1.892%), 4/10/29 [1,4]	4,069,013
	Danske Bank A/S
EUR 1,900,000	2.500% (5 Year Swap Rate EUR + 2.500%), 6/21/29 [1,4]	2,350,723
	Deutsche Bank AG
1,532,000	1.420% (3 Month LIBOR USD + 1.230%), 2/27/23 [1]	1,543,584
375,000	3.961% (SOFR + 2.581%), 11/26/25 [1,4]	406,247
2,800,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,4]	2,874,221
	ING Groep NV
2,100,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,4]	2,233,468
EUR 2,700,000	2.500% (5 Year Swap Rate EUR + 2.150%), 2/15/29 [1,4]	3,348,063
	Intesa Sanpaolo SPA
300,000	3.125%, 7/14/22	308,504
EUR 2,900,000	6.625% (3 Month EURIBOR + 1.900%), 9/13/23 [2]	3,450,834
EUR 400,000	6.625%, 9/13/23	533,569
800,000	5.017%, 6/26/24	873,501
	Liberbank SA
EUR 2,200,000	6.875% (5 Year Swap Rate EUR + 6.701%), 3/14/27 [1,4]	2,724,449
	Lloyds Banking Group PLC
EUR 575,000	1.750% (5 Year Swap Rate EUR + 1.300%), 9/7/28 [1,4]	696,917
	Nationwide Building Society
EUR 550,000	2.000% (5 Year Swap Rate EUR + 1.500%), 7/25/29 [1,4]	678,345
	Societe Generale SA
EUR 1,600,000	1.375% (5 Year Swap Rate EUR + 0.900%), 2/23/28 [1,4]	1,907,404
	Standard Chartered PLC
738,000	1.319% (1 Year CMT Rate + 1.170%), 10/14/23 [1,4]	743,609
EUR 1,770,000	1.200% (5 Year Swap Rate EUR + 1.550%), 9/23/31 [1,4]	2,067,427
	UniCredit SPA
2,950,000	4.134% (3 Month LIBOR USD + 3.900%), 1/14/22 [1]	3,023,063
EUR 3,000,000	4.375% (5 Year Swap Rate EUR + 4.316%), 1/3/27 [1,4]	3,619,075
EUR 600,000	4.875% (5 Year Swap Rate EURIBOR + 4.739%), 2/20/29 [1,4]	770,671
	Unione di Banche Italiane SPA
EUR 1,000,000	4.375% (5 Year Swap Rate EUR + 4.750%), 7/12/29 [1,4]	1,279,824
	Virgin Money UK PLC
GBP 2,200,000	7.875% (5 Year UK GILT Rate + 7.128%), 12/14/28 [2,4]	3,469,826
	Volksbank Wien AG
EUR 2,800,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [2,4]	3,350,524
	Zuercher Kantonalbank
EUR 1,450,000	2.625% (5 Year Swap Rate EUR + 1.850%), 6/15/27 [1,4]	1,745,423
		71,811,460
Broadcasting: 0.2%
	Pinewood Finance Co Ltd
GBP 500,000	3.250%, 9/30/25	704,922

Building Materials: 0.8%
	James Hardie International Finance DAC
EUR 1,355,000	3.625%, 10/1/26	1,637,153
922,000	5.000%, 1/15/28	977,320
		2,614,473
Cable/Satellite TV: 0.6%
	Radiate Holdco LLC / Radiate Finance Inc
625,000	4.500%, 9/15/26	633,594
	United Group BV
EUR 1,000,000	4.125% (3 Month EURIBOR + 4.125%), 5/15/25 [1]	1,172,073
		1,805,667
Capital Goods: 1.3%
	CNH Industrial Capital LLC
550,000	4.375%, 4/5/22	570,543
	CNH Industrial NV
1,000,000	4.500%, 8/15/23	1,084,228
	Platin 1426 GmbH
EUR 800,000	5.375%, 6/15/23	947,881
	Westinghouse Air Brake Technologies Corp
1,425,000	4.400%, 3/15/24 [2]	1,550,698
		4,153,350
Chemicals: 0.4%
	DuPont de Nemours Inc
1,153,000	2.169%, 5/1/23	1,158,172

Consumer-Products: 0.2%
	Kimberly-Clark de Mexico SAB de CV
200,000	3.250%, 3/12/25	211,034
	Rumo Luxembourg SARL
500,000	7.375%, 2/9/24	518,440
		729,474
Containers: 0.4%
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
EUR 475,000	2.000%, 9/1/28	559,257
	Trivium Packaging Finance BV
EUR 500,000	3.750% (3 Month EURIBOR + 3.750%), 8/15/26 [1]	588,657
		1,147,914
Diversified Financial Services: 15.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
700,000	4.500%, 9/15/23	753,233
1,801,000	3.150%, 2/15/24	1,877,251
	Aircastle Ltd
1,200,000	4.400%, 9/25/23	1,278,546
897,000	4.125%, 5/1/24	948,315
	AnaCap Financial Europe SA SICAV-RAIF
EUR 1,000,000	5.000% (3 Month EURIBOR + 5.000%), 8/1/24 [1]	1,067,032
	Ares Capital Corp
180,000	4.200%, 6/10/24	194,178
	Avolon Holdings Funding Ltd
700,000	5.125%, 10/1/23	746,775
	BOC Aviation Ltd
460,000	2.750%, 12/2/23	477,369
1,200,000	1.750%, 1/21/26	1,179,052
	Bracken MidCo1 PLC
GBP 946,688	8.875% Cash or 11.000% PIK, 10/15/23	1,353,647
	Cabot Financial Luxembourg SA
GBP 209,495	7.500%, 10/1/23	295,341
	CDBL Funding 2
1,050,000	3.000%, 8/1/22	1,074,365
	CIT Group Inc
1,600,000	5.000%, 8/1/23	1,739,000
	Credit Suisse AG
1,825,000	6.500%, 8/8/23	2,014,116
	Credit Suisse Group AG
1,200,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/23 [1,3,4]	1,302,647
450,000	6.250% (5 Year Swap Rate USD + 3.455%), 12/18/24 [1,3,4]	480,200
	DAE Funding LLC
725,000	4.500%, 8/1/22	731,344
1,132,000	2.625%, 3/20/25	1,142,104
	DAE Sukuk Difc Ltd
1,580,000	3.750%, 2/15/26	1,630,362
	Encore Capital Group Inc
GBP 775,000	5.375%, 2/15/26	1,116,766
	Federal International Finance PT
1,500,000	4.125%, 5/10/21	1,498,669
	Fortune Star BVI Ltd
EUR 963,000	4.350%, 5/6/23	1,137,451
	Garfunkelux Holdco 3 SA
EUR 2,700,000	6.250% (3 Month EURIBOR + 6.250%), 5/1/26 [1]	3,214,302
	Hoist Finance AB
EUR 2,500,000	2.750%, 4/3/23	2,993,620
	Huarong Finance 2017 Co Ltd
2,000,000	1.343% (3 Month LIBOR USD + 1.150%), 11/7/22 [1]	1,987,855
	Huarong Finance 2019 Co Ltd
520,000	1.301% (3 Month LIBOR USD + 1.125%), 2/24/23 [1]	515,009
	Huarong Finance II Co Ltd
700,000	3.625%, 11/22/21	708,686
	Huarong Universe Investment Holding Ltd
EUR 1,300,000	1.625%, 12/5/22	1,500,872
	ICBCIL Finance Co Ltd
1,000,000	1.294% (3 Month LIBOR USD + 1.100%), 5/15/23 [1]	998,594
	Intrum AB
EUR 1,000,000	4.875%, 8/15/25	1,227,675
	IS Hong Kong Investment Ltd
1,000,000	2.900%, 12/30/22	1,028,500
	Jerrold Finco PLC
GBP 1,075,000	4.875%, 1/15/26	1,509,731
	Mirae Asset Daewoo Co Ltd
500,000	2.125%, 7/30/23	509,297
980,000	2.625%, 7/30/25	997,488
	Mulhacen Pte Ltd
EUR 1,583,876	6.500% Cash or 7.000% PIK, 8/1/23	1,482,862
	Park Aerospace Holdings Ltd
2,000,000	4.500%, 3/15/23	2,089,633
	REC Ltd
800,000	5.250%, 11/13/23	870,692
	SIHC International Capital Ltd
1,000,000	3.950%, 9/26/21	1,013,110
	UBS Group AG
1,260,000	7.000% (5 Year Swap Rate USD + 4.866%), 2/19/25 [1,3,4]	1,439,550
		48,125,239
Diversified Media: 0.7%
	Adevinta ASA
EUR 675,000	2.625%, 11/15/25	814,531
	Inter Media and Communication SPA
EUR 1,135,200	4.875%, 12/31/22	1,302,991
		2,117,522
Energy: 4.3%
	Delek & Avner Tamar Bond Ltd
1,335,000	5.082%, 12/30/23	1,382,288
563,000	5.412%, 12/30/25	590,574
	Perusahaan Gas Negara Tbk PT
1,000,000	5.125%, 5/16/24	1,097,914
	Petroleos Mexicanos
EUR 1,550,000	2.500%, 8/21/21	1,828,899
GBP 1,962,000	8.250%, 6/2/22	2,868,474
	Plains All American Pipeline LP / PAA Finance Corp
1,703,000	3.650%, 6/1/22	1,743,955
2,176,000	4.650%, 10/15/25	2,384,780
	Sunoco Logistics Partners Operations LP
1,000,000	4.250%, 4/1/24	1,083,699
	Western Midstream Operating LP
1,000,000	4.350%, 2/1/25 [2]	1,036,590
		14,017,173
Food & Drug Retail: 0.6%
	Bellis Acquisition Co PLC
GBP 575,000	3.250%, 2/16/26	797,178
	Quatrim SASU
EUR 1,000,000	5.875%, 1/15/24	1,229,852
		2,027,030
Food/Beverage/Tobacco: 1.0%
	Coca-Cola Icecek AS
1,500,000	4.215%, 9/19/24	1,550,305
	Herbalife Nutrition Ltd / HLF Financing Inc
625,000	7.875%, 9/1/25	680,469
	Sigma Alimentos S.A. de CV
200,000	4.125%, 5/2/26	216,797
	Smithfield Foods Inc
900,000	3.350%, 2/1/22	918,504
		3,366,075
Gaming: 1.2%
	Caesars Entertainment Inc
1,000,000	6.250%, 7/1/25	1,065,055
	Cirsa Finance International SARL
EUR 325,000	6.250%, 12/20/23	387,594
	International Game Technology PLC
EUR 900,000	3.500%, 6/15/26	1,079,390
	MGM Resorts International
1,250,000	6.750%, 5/1/25	1,345,719
		3,877,758
Healthcare: 1.8%
	GN Store Nord AS
EUR 760,000	0.750%, 12/6/23	896,785
	MPT Operating Partnership LP / MPT Finance Corp
GBP 1,310,000	2.550%, 12/5/23	1,834,641
EUR 250,000	3.325%, 3/24/25	317,051
GBP 1,300,000	2.500%, 3/24/26	1,803,014
	Rossini SARL
EUR 350,000	3.875% (3 Month EURIBOR + 3.875%), 10/30/25 [1]	411,934
	Teva Pharmaceutical Finance Netherlands III BV
625,000	2.800%, 7/21/23	623,781
		5,887,206
Homebuilders/Real Estate: 5.1%
	Blackstone Property Partners Europe Holdings SARL
EUR 900,000	2.200%, 7/24/25	1,131,113
	CPI Property Group SA
1,850,000	4.750%, 3/8/23	1,972,148
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,800,000	1.875%, 10/15/24	2,045,283
	Hammerson PLC
EUR 3,000,000	2.000%, 7/1/22	3,572,974
	NE Property BV
EUR 1,000,000	2.625%, 5/22/23	1,217,841
EUR 2,500,000	1.750%, 11/23/24	2,992,650
	Vivion Investments SARL
EUR 1,800,000	3.000%, 8/8/24	2,059,890
	Webuild SPA
EUR 1,125,000	5.875%, 12/15/25	1,377,816
		16,369,715
Hotels: 0.9%
	Whitbread Group PLC
GBP 2,000,000	3.375%, 10/16/25	2,906,897

Insurance: 0.8%
	Assicurazioni Generali SPA
EUR 1,500,000	4.125%, 5/4/26	2,067,695
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
GBP 400,000	6.625% (3 Month LIBOR GBP + 4.950%), 5/26/42 [1,4]	587,378
		2,655,073
Leisure: 1.5%
	Carnival Corp
EUR 800,000	1.875%, 11/7/22	927,044
	CPUK Finance Ltd
GBP 814,583	4.250%, 8/28/22	1,125,901
GBP 510,000	6.500%, 8/28/26	745,127
	Expedia Group Inc
1,225,000	5.000%, 2/15/26	1,383,777
	Royal Caribbean Cruises Ltd
625,000	9.125%, 6/15/23	689,488
		4,871,337
Metals/Mining: 0.3%
	Novelis Corp
775,000	5.875%, 9/30/26	812,239

Services: 0.8%
	RAC Bond Co PLC
GBP 1,425,000	5.000%, 11/6/22	1,974,904
	Verisure Holding AB
EUR 365,000	3.875%, 7/15/26	442,217
		2,417,121
Steel: 0.1%
	ArcelorMittal SA
EUR 400,000	1.000%, 5/19/23	476,003

Super Retail: 1.7%
	AA Bond Co Ltd
GBP 2,207,000	2.875%, 1/31/22	3,063,610
GBP 300,000	2.750%, 7/31/23	419,115
	PVH Corp
EUR 1,500,000	3.625%, 7/15/24	1,922,168
		5,404,893
Technology: 1.5%
	ams AG
EUR 1,800,000	6.000%, 7/31/25	2,264,697
	Arqiva Broadcast Finance PLC
GBP 1,500,000	6.750%, 9/30/23	2,140,287
	Dell International LLC / EMC Corp
325,000	5.450%, 6/15/23	355,303
		4,760,287
Telecommunications: 3.4%
	Bharti Airtel International Netherlands BV
1,000,000	5.125%, 3/11/23	1,068,511
1,000,000	5.350%, 5/20/24	1,106,154
	LCPR Senior Secured Financing DAC
600,000	6.750%, 10/15/27	640,440
	Iliad SA
EUR 1,500,000	0.750%, 2/11/24	1,761,004
	PLT VII Finance SARL
EUR 375,000	4.625%, 1/5/26	458,531
EUR 375,000	4.625% (3 Month EURIBOR + 4.625%), 1/5/26 [1]	448,014
	PPF Telecom Group BV
EUR 1,100,000	3.500%, 5/20/24	1,373,255
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
575,000	4.738%, 3/20/25	617,449
	TalkTalk Telecom Group PLC
GBP 1,650,000	3.875%, 2/20/25	2,229,582
	Telecom Italia SPA
EUR 1,000,000	4.000%, 4/11/24	1,267,180
		10,970,120
Transportation Excluding Air/Rail: 0.7%
	Rail Transit International Development Co Ltd
EUR 2,000,000	1.625%, 6/22/22	2,357,370

Utilities: 2.0%
	Beijing Gas Singapore Capital Corp
1,500,000	2.750%, 5/31/22	1,527,488
	ContourGlobal Power Holdings SA
EUR 1,000,000	2.750%, 1/1/26	1,176,575
	Hero Asia Investment Ltd
200,000	1.500%, 11/18/23	200,517
	Tabreed Sukuk Spc Ltd
350,000	5.500%, 10/31/25	400,260
	Vena Energy Capital Pte Ltd
3,000,000	3.133%, 2/26/25	3,021,010
		6,325,850
TOTAL CORPORATE BONDS
(Cost $255,138,676)		261,900,588

COLLATERALIZED LOAN OBLIGATIONS: 1.3%
	Carlyle Global Market Strategies Euro CLO 2015-1 Ltd
EUR 500,000	0.960% (3 Month EURIBOR + 0.960%), 1/16/33 [1]	587,259
	Hayfin Emerald CLO I DAC
EUR 1,000,000	0.820% (3 Month EURIBOR + 0.820%), 4/17/34 [1]	1,174,674
	Madison Park Euro Funding VIII DAC
EUR 1,000,000	0.950% (3 Month EURIBOR + 0.950%), 4/15/32 [1]	1,175,153
	Penta CLO 7 DAC
EUR 500,000	0.950% (3 Month EURIBOR + 0.950%), 1/25/33 [1]	587,990
	RRE Loan Management
EUR 500,000	0.870% (3 Month EURIBOR + 0.870%), 4/15/35 [1]	586,924
		4,112,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $4,028,004)		4,112,000

CONVERTIBLE BONDS: 4.0%
Banking: 1.4%
	Abanca Corp Bancaria SA
EUR 500,000	6.125% (5 Year Swap Rate EUR + 5.927%), 1/18/29 [1,4]	642,390
	ABN AMRO Bank NV
500,000	4.750%, 7/28/25	560,548
	Barclays PLC
EUR 2,800,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [1,4]	3,370,364
	TSB Banking Group PLC
GBP 300,000	5.750% (3 Month LIBOR GBP + 3.430%), 5/6/26 [1,4]	416,016
		4,989,318
Diversified Financial Services: 2.2%
	Arrow Global Finance PLC
GBP 900,000	5.125%, 9/15/24	1,254,058
	Nykredit Realkredit AS
EUR 3,000,000	4.000% (5 Year Swap Rate EUR + 2.850%), 6/3/36 [1,4]	3,539,502
	UBS AG
2,000,000	5.125%, 5/15/24	2,206,510
		7,000,070
Telecommunications: 0.4%
	Telecom Italia SPA
EUR 1,000,000	1.125%, 3/26/22	1,175,261

TOTAL CONVERTIBLE BONDS
(Cost $12,753,097)		13,164,649

Shares
AFFILIATED MUTUAL FUNDS: 1.1%
351,978	Muzinich High Income Floating Rate Fund - Institutional Class	3,530,339

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $3,519,780)		3,530,339

Principal Amount †
BANK LOANS: 7.1%
Chemicals: 0.9%
	Flint Group TL 1L
EUR 1,431,546	5.000% (1 Month EURIBOR + 4.250%), 9/21/23 [1,2]	1,642,645
	LSF11 Skyscraper Performance (EUR) B4
EUR 1,000,000	3.500% (3 Month EURIBOR + 3.500%), 6/30/21 [1,2]	1,172,921
		2,815,566
Gaming: 0.4%
	Gamesys Group GBP
GBP 1,050,000	4.300% (1 Month LIBOR + 4.250%), 4/30/21 [1,2]	1,444,519

Healthcare: 0.9%
	HRA Term Loan
EUR 1,500,000	3.500% (3 Month EURIBOR + 3.500%), 6/30/21 [1,2]	1,670,620
	Rodenstock B EUR
EUR 1,000,000	5.250% (6 Month EURIBOR + 5.250%), 6/16/21 [1,2]	1,178,274
		2,848,894
Services: 2.7%
	Assystem New B
EUR 3,000,000	4.250% (6 Month EURIBOR + 4.250%), 9/30/21 [1,2]	3,403,774
	Fugue Finance (Nord Anglia)
EUR 2,000,000	3.250% (3 Month EURIBOR + 3.250%), 5/28/21 [1,2]	2,329,928
	Global University Systems B (Markermeer) (1/20)
EUR 1,000,000	3.500% (6 Month EURIBOR + 3.500%), 5/17/21 [1,2]	1,148,623
	Summer (BC) Holdco (Kantar)
EUR 1,500,000	4.750% (3 Month EURIBOR + 4.750%), 6/4/21 [1,2]	1,760,270
		8,642,595
Super Retail: 0.8%
	L1R HB Finance (Holland & Barrett)
GBP 2,015,319	5.273% (3 Month LIBOR + 5.250%), 6/23/21 [1,2]	2,700,192

Technology: 0.4%
	Itiviti Group (EUR)
EUR 999,335	4.000% (3 Month EURIBOR + 4.000%), 4/19/21 [1,2]	1,171,678

Telecommunications: 0.4%
	EUNetworks Term Loan B (Stonepeak Spear)
EUR 1,000,000	3.500% (1 Month EURIBOR + 3.500%), 3/31/21 [1,2]	1,175,149

Transportation Excluding Air/Rail: 0.6%
	Silk Bidco B (Hurtigruten)
EUR 2,000,000	4.000% (6 Month EURIBOR + 4.000%), 8/24/21 [1,2]	2,135,060

TOTAL BANK LOANS
(Cost $22,616,485)		22,933,653

TOTAL INVESTMENTS IN SECURITIES: 94.9%
(Cost $298,056,042)		305,641,229
Other Assets in Excess of Liabilities: 5.1%		16,262,496
TOTAL NET ASSETS: 100.0%		$321,903,725

†	In USD unless otherwise indicated.
CMT -	United States Constant Maturity Treasury Note
EUR -	Euro
EURIBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
PIK -	Payment-in-Kind - represents the security may pay interest in additional par.
SOFR -	Secured Overnight Financing Rate
UK GILT -	United Kingdom Government Issued Long Term Stock
USD -	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on March 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Perpetual call date security. Date shown is next call date.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2021 (Unaudited)

The Muzinich Low Duration Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	March 31, 2021	to be Received	March 31, 2021	(Depreciation)
4/20/21	EUR 68,500,000	$80,363,116	USD 83,408,698	$83,408,698	$3,045,582
4/20/21	GBP 40,500,000	55,836,955	USD 55,565,274	55,565,274	(271,681)
4/20/21	USD 15,024,311	15,024,311	GBP 11,000,000	15,165,593	141,282
4/20/21	USD 12,220,996	12,220,996	EUR 10,200,000	11,966,479	(254,517)
6/16/21	EUR 77,300,000	90,800,116	USD 92,791,726	92,791,726	1,991,610
6/16/21	USD 1,193,260	1,193,260	EUR 1,000,000	1,174,646	(18,614)
		$255,438,754		$260,072,416	$4,633,662

Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of March 31, 2021. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$261,900,588	$–	$261,900,588
Collateralized Loan Obligations	–	4,112,000	–	4,112,000
Convertible Bonds	–	13,164,649	–	13,164,649
Affiliated Mutual Funds	3,530,339	–	–	3,530,339
Bank Loans	–	22,933,653	–	22,933,653
Total Assets	$3,530,339	$302,110,890	$–	$305,641,229
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$13,220,814	$–	$13,220,814
Total Other Financial Instruments	$–	$13,220,814	$–	$13,220,814

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

Controlled Company
Affiliated Mutual Fund	Share/Par Balance March 31,2021	Value as of December 31, 2020	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value as of March 31, 2021	Dividend and Interest Income
Muzinich High Income Floating Rate Fund	351,978	$6,937,000	$-	(3,500,000)	$19,780	$73,559	$3,530,339	$31,683